Distribution Date:	10/20/25	Wells Fargo Commercial Mortgage Trust 2015-P2
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-P2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000AAQ0	1.969000%	28,655,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2A	95000AAR8	3.117000%	70,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2B	95000AAS6	4.624089%	82,513,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000AAT4	3.541000%	209,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000AAU1	3.809000%	253,790,000.00	146,746,936.22	146,746,936.22	465,799.23	0.00	0.00	147,212,735.45	0.00	0.00%	30.00%
A-SB	95000AAV9	3.656000%	57,582,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	95000AAW7	4.013000%	47,605,000.00	47,605,000.00	2,736,222.53	159,199.05	0.00	0.00	2,895,421.58	44,868,777.47	84.85%	25.25%
B	95000AAZ0	4.255000%	61,385,000.00	61,385,000.00	0.00	217,660.98	0.00	0.00	217,660.98	61,385,000.00	64.12%	19.13%
C	95000ABA4	4.624089%	50,110,000.00	50,110,000.00	0.00	193,094.27	0.00	0.00	193,094.27	50,110,000.00	47.20%	14.13%
D	95000AAC1	3.241000%	56,373,000.00	56,373,000.00	0.00	152,254.08	0.00	0.00	152,254.08	56,373,000.00	28.16%	8.50%
E	95000AAE7	4.624089%	22,550,000.00	22,550,000.00	0.00	86,894.35	0.00	0.00	86,894.35	22,550,000.00	20.55%	6.25%
F	95000AAG2	4.624089%	11,275,000.00	11,275,000.00	0.00	43,447.17	0.00	0.00	43,447.17	11,275,000.00	16.74%	5.13%
G	95000AAJ6	4.624089%	51,363,025.00	49,573,859.28	0.00	4,276.81	0.00	450.00	4,276.81	49,573,409.28	0.00%	0.00%
V	95000AAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000AAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,002,201,025.00	445,618,795.50	149,483,158.75	1,322,625.94	0.00	450.00	150,805,784.69	296,135,186.75

X-A	95000AAX5	0.765121%	749,145,000.00	194,351,936.22	0.00	123,918.99	0.00	0.00	123,918.99	44,868,777.47
X-B	95000AAY3	0.369089%	61,385,000.00	61,385,000.00	0.00	18,880.46	0.00	0.00	18,880.46	61,385,000.00
X-D	95000AAA5	1.383089%	56,373,000.00	56,373,000.00	0.00	64,974.08	0.00	0.00	64,974.08	56,373,000.00
Notional SubTotal			866,903,000.00	312,109,936.22	0.00	207,773.53	0.00	0.00	207,773.53	162,626,777.47

Deal Distribution Total					149,483,158.75	1,530,399.47	0.00	450.00	151,013,558.22

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000AAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2A	95000AAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2B	95000AAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000AAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000AAU1	578.22190086	578.22190086	1.83537267	0.00000000	0.00000000	0.00000000	0.00000000	580.05727353	0.00000000
A-SB	95000AAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	95000AAW7	1,000.00000000	57.47762903	3.34416658	0.00000000	0.00000000	0.00000000	0.00000000	60.82179561	942.52237097
B	95000AAZ0	1,000.00000000	0.00000000	3.54583335	0.00000000	0.00000000	0.00000000	0.00000000	3.54583335	1,000.00000000
C	95000ABA4	1,000.00000000	0.00000000	3.85340790	0.00000000	0.00000000	0.00000000	0.00000000	3.85340790	1,000.00000000
D	95000AAC1	1,000.00000000	0.00000000	2.70083338	0.00000000	0.00000000	0.00000000	0.00000000	2.70083338	1,000.00000000
E	95000AAE7	1,000.00000000	0.00000000	3.85340798	0.00000000	0.00000000	0.00000000	0.00000000	3.85340798	1,000.00000000
F	95000AAG2	1,000.00000000	0.00000000	3.85340754	0.00000000	0.00000000	0.00000000	0.00000000	3.85340754	1,000.00000000
G	95000AAJ6	965.16627048	0.00000000	0.08326632	3.63591299	33.96685807	0.00000000	0.00876117	0.08326632	965.15750932
V	95000AAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000AAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000AAX5	259.43166706	0.00000000	0.16541389	0.00000000	0.00000000	0.00000000	0.00000000	0.16541389	59.89331501
X-B	95000AAY3	1,000.00000000	0.00000000	0.30757449	0.00000000	0.00000000	0.00000000	0.00000000	0.30757449	1,000.00000000
X-D	95000AAA5	1,000.00000000	0.00000000	1.15257446	0.00000000	0.00000000	0.00000000	0.00000000	1.15257446	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/25 - 09/30/25	30	0.00	465,799.23	0.00	465,799.23	0.00	0.00	0.00	465,799.23	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/25 - 09/30/25	30	0.00	123,918.99	0.00	123,918.99	0.00	0.00	0.00	123,918.99	0.00
X-B	09/01/25 - 09/30/25	30	0.00	18,880.46	0.00	18,880.46	0.00	0.00	0.00	18,880.46	0.00
X-D	09/01/25 - 09/30/25	30	0.00	64,974.08	0.00	64,974.08	0.00	0.00	0.00	64,974.08	0.00
A-S	09/01/25 - 09/30/25	30	0.00	159,199.05	0.00	159,199.05	0.00	0.00	0.00	159,199.05	0.00
B	09/01/25 - 09/30/25	30	0.00	217,660.98	0.00	217,660.98	0.00	0.00	0.00	217,660.98	0.00
C	09/01/25 - 09/30/25	30	0.00	193,094.27	0.00	193,094.27	0.00	0.00	0.00	193,094.27	0.00
D	09/01/25 - 09/30/25	30	0.00	152,254.08	0.00	152,254.08	0.00	0.00	0.00	152,254.08	0.00
E	09/01/25 - 09/30/25	30	0.00	86,894.35	0.00	86,894.35	0.00	0.00	0.00	86,894.35	0.00
F	09/01/25 - 09/30/25	30	0.00	43,447.17	0.00	43,447.17	0.00	0.00	0.00	43,447.17	0.00
G	09/01/25 - 09/30/25	30	1,551,908.95	191,028.30	0.00	191,028.30	186,751.49	0.00	0.00	4,276.81	1,744,640.58
Totals			1,551,908.95	1,717,150.96	0.00	1,717,150.96	186,751.49	0.00	0.00	1,530,399.47	1,744,640.58

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	151,013,558.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,724,310.98	Master Servicing Fee	3,875.40
Interest Reductions due to Nonrecoverability Determination	(55,670.83)	Certificate Administrator Fee	2,018.09
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	185.67
ARD Interest	0.00	Operating Advisor Fee	498.03
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	308.22
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,668,640.15	Total Fees	7,095.42

Principal		Expenses/Reimbursements
Scheduled Principal	3,302,748.35	Reimbursement for Interest on Advances	13,449.40
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	146,180,860.40	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	114,195.84
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	450.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	149,483,608.75	Total Expenses/Reimbursements	131,595.24

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,530,399.47
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	149,483,158.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	151,013,558.22
Total Funds Collected	151,152,248.90	Total Funds Distributed	151,152,248.88

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	445,618,795.50	445,618,795.50	Beginning Certificate Balance	445,618,795.50
(-) Scheduled Principal Collections	3,302,748.35	3,302,748.35	(-) Principal Distributions	149,483,158.75
(-) Unscheduled Principal Collections	146,180,860.40	146,180,860.40	(-) Realized Losses	450.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	450.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	296,135,186.75	296,135,186.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	445,618,820.50	445,618,820.50	Ending Certificate Balance	296,135,186.75
Ending Actual Collateral Balance	296,135,211.84	296,135,211.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,789,166.12	0.00	UC / (OC) Change	0.00
Current Period Advances	450.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,789,616.12	0.00	Net WAC Rate	4.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	11,671,536.40	3.94%	1	4.7500	NAP	Defeased	1	11,671,536.40	3.94%	1	4.7500	NAP
1,000,000 or less	5	4,017,000.00	1.36%	1	5.1579	1.904878	1.30 or less	4	38,419,081.32	12.97%	1	4.6057	0.530064
1,000,001 to 2,000,000	2	2,920,627.41	0.99%	1	4.7088	1.827978	1.31 to 1.40	1	3,682,576.34	1.24%	2	4.8500	1.355900
2,000,001 to 3,000,000	1	2,113,261.26	0.71%	2	4.5100	3.995500	1.41 to 1.50	2	30,482,288.29	10.29%	1	4.7870	1.441728
3,000,001 to 4,000,000	5	17,274,027.25	5.83%	1	4.8154	1.881924	1.51 to 1.60	2	9,665,828.18	3.26%	1	4.6645	1.549929
4,000,001 to 5,000,000	5	22,948,321.74	7.75%	1	4.5080	3.019104	1.61 to 1.70	1	3,090,187.64	1.04%	1	4.6000	1.632500
5,000,001 to 6,000,000	4	22,010,115.99	7.43%	2	4.7359	2.235540	1.71 to 1.80	2	13,144,035.18	4.44%	2	4.9488	1.742302
6,000,001 to 7,000,000	1	6,204,772.07	2.10%	1	4.6000	1.527800	1.81 to 1.90	6	56,809,500.00	19.18%	1	4.8157	1.846250
7,000,001 to 8,000,000	3	22,069,978.49	7.45%	2	4.7921	2.007858	1.91 to 2.00	1	812,500.00	0.27%	2	5.1400	1.926100
8,000,001 to 9,000,000	2	16,106,071.29	5.44%	2	4.4800	2.516488	2.01 to 2.25	5	33,193,630.30	11.21%	1	4.6354	2.086420
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.75	3	29,849,775.47	10.08%	1	4.4904	2.576011
10,000,001 to 15,000,000	3	36,406,060.66	12.29%	1	4.5808	2.264781	2.76 or greater	9	65,314,247.63	22.06%	1	4.5613	3.510041
15,000,001 to 20,000,000	3	51,439,173.10	17.37%	0	4.6266	0.784128	Totals	37	296,135,186.75	100.00%	1	4.6738	2.056581
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	2	80,954,241.09	27.34%	1	4.7256	2.526678
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	37	296,135,186.75	100.00%	1	4.6738	2.056581
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	11,671,536.40	3.94%	1	4.7500	NAP
							Defeased	1	11,671,536.40	3.94%	1	4.7500	NAP
Alaska	1	30,954,241.09	10.45%	1	4.6700	3.627300
							Lodging	1	30,954,241.09	10.45%	1	4.6700	3.627300
California	8	61,065,078.75	20.62%	1	4.6027	2.356254
							Mixed Use	2	12,650,000.00	4.27%	1	4.4136	3.097645
Colorado	1	15,500,000.00	5.23%	0	4.3100	(0.540600)
							Multi-Family	5	72,588,025.04	24.51%	1	4.6635	2.140149
Florida	2	9,500,000.00	3.21%	1	4.4894	3.513125
							Office	3	31,978,305.47	10.80%	1	4.5740	0.595067
Illinois	3	7,444,215.84	2.51%	2	4.8250	1.992844
							Retail	15	84,840,646.69	28.65%	1	4.7952	1.691072
Kentucky	1	11,578,305.47	3.91%	2	4.8800	1.466100
							Self Storage	10	51,452,432.06	17.37%	2	4.5993	2.424972
Louisiana	2	9,294,959.71	3.14%	1	4.6000	1.562608
							Totals	37	296,135,186.75	100.00%	1	4.6738	2.056581
Michigan	1	4,443,910.35	1.50%	1	4.2200	3.742400

Minnesota	1	812,500.00	0.27%	2	5.1400	1.926100

Missouri	2	1,501,500.00	0.51%	2	5.1706	1.892485

Nevada	1	7,494,282.96	2.53%	2	4.7400	2.226900

New Jersey	1	50,000,000.00	16.88%	1	4.7600	1.845300

Ohio	2	5,481,109.34	1.85%	2	4.8198	1.219626

Oklahoma	2	8,627,020.28	2.91%	2	4.9616	2.080577

Pennsylvania	2	5,207,452.45	1.76%	2	4.8026	1.720091

Tennessee	1	8,050,000.00	2.72%	1	4.4900	2.017900

Texas	4	28,605,091.29	9.66%	1	4.6981	2.090263

West Virginia	1	18,903,982.82	6.38%	0	4.7300	1.426800

Totals	37	296,135,186.75	100.00%	1	4.6738	2.056581

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,671,536.40	3.94%	1	4.7500	NAP	Defeased	1	11,671,536.40	3.94%	1	4.7500	NAP
	4.250% or less	1	4,443,910.35	1.50%	1	4.2200	3.742400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	61,033,826.48	20.61%	1	4.4060	1.975451	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	14	106,578,859.10	35.99%	1	4.6644	2.545739	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	8	97,217,490.39	32.83%	1	4.7929	1.625784	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	6	11,584,564.03	3.91%	2	5.0809	1.810760	49 months or greater	36	284,463,650.35	96.06%	1	4.6707	2.088444
	5.251% or greater	1	3,605,000.00	1.22%	1	5.2800	1.812100	Totals	37	296,135,186.75	100.00%	1	4.6738	2.056581
	Totals	37	296,135,186.75	100.00%	1	4.6738	2.056581
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,671,536.40	3.94%	1	4.7500	NAP	Defeased	1	11,671,536.40	3.94%	1	4.7500	NAP
	60 months or less	36	284,463,650.35	96.06%	1	4.6707	2.088444	Interest Only	12	102,672,000.00	34.67%	1	4.6376	1.744181
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	24	181,791,650.35	61.39%	1	4.6894	2.282876
	Totals	37	296,135,186.75	100.00%	1	4.6738	2.056581	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	37	296,135,186.75	100.00%	1	4.6738	2.056581
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	11,671,536.40	3.94%	1	4.7500	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	284,463,650.35	96.06%	1	4.6707	2.088444
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	296,135,186.75	100.00%	1	4.6738	2.056581
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	303161047	RT	Sioux Falls	SD	Actual/360	4.314%	236,437.78	65,768,507.59	0.00	N/A	12/01/25	--	65,768,507.59	0.00	10/01/25
6	304101484	MF	Bayonne	NJ	Actual/360	4.760%	198,333.33	0.00	0.00	N/A	11/06/25	--	50,000,000.00	50,000,000.00	10/06/25
8	304101462	LO	Anchorage	AK	Actual/360	4.670%	120,757.45	75,511.09	0.00	N/A	11/06/25	--	31,029,752.18	30,954,241.09	10/06/25
14	305200014	LO	Nashville	TN	Actual/360	4.690%	88,688.84	22,692,240.56	0.00	N/A	12/01/25	--	22,692,240.56	0.00	10/01/25
15	305200015	RT	Barboursville	WV	Actual/360	4.730%	74,670.18	39,827.17	0.00	N/A	10/01/25	--	18,943,809.99	18,903,982.82	10/01/25
16	304101485	RT	Ann Arbor	MI	Actual/360	4.930%	80,335.79	19,554,349.61	0.00	N/A	12/06/25	--	19,554,349.61	0.00	10/06/25
17	28000825	MU	Dickinson	TX	Actual/360	4.751%	61,782.30	15,604,875.44	0.00	N/A	12/06/25	--	15,604,875.44	0.00	10/06/25
18	600932208	RT	Huntington Park	CA	Actual/360	4.800%	68,255.99	28,807.10	0.00	N/A	11/11/25	--	17,063,997.38	17,035,190.28	10/11/25
19	303161032	OF	Denver	CO	Actual/360	4.310%	0.00	0.00	0.00	N/A	10/01/25	--	15,500,000.00	15,500,000.00	02/01/23
20	310927688	RT	Costa Mesa	CA	Actual/360	4.480%	47,975.38	22,794.29	0.00	N/A	11/11/25	--	12,850,549.48	12,827,755.19	10/11/25
21	28000804	MF	Dublin	OH	Actual/360	4.750%	46,296.36	24,386.85	0.00	N/A	11/06/25	--	11,695,923.25	11,671,536.40	10/06/25
22	310931715	OF	Louisville	KY	Actual/360	4.880%	47,168.66	20,545.30	0.00	N/A	12/11/25	--	11,598,850.77	11,578,305.47	10/11/25
25	28000803	MF	San Marcos	TX	Actual/360	4.400%	44,000.00	0.00	0.00	N/A	11/06/25	--	12,000,000.00	12,000,000.00	10/06/25
29	410921161	SS	Salinas	CA	Actual/360	4.470%	30,083.47	20,028.29	0.00	N/A	12/01/25	--	8,076,099.58	8,056,071.29	10/01/25
30	303161039	SS	Henderson	NV	Actual/360	4.740%	29,673.53	18,002.06	0.00	N/A	12/01/25	--	7,512,285.02	7,494,282.96	10/01/25
31	304101480	RT	San Angelo	TX	Actual/360	5.040%	31,857.21	17,485.90	0.00	N/A	12/06/25	--	7,585,049.93	7,567,564.03	10/06/25
32	28000801	RT	Wilmington	DE	Actual/360	4.750%	29,186.54	7,373,442.58	0.00	N/A	11/06/25	--	7,373,442.58	0.00	10/06/25
33	610931451	MU	Franklin	TN	Actual/360	4.490%	30,120.42	0.00	0.00	N/A	11/11/25	--	8,050,000.00	8,050,000.00	10/11/25
36	410930133	SS	Baton Rouge	LA	Actual/360	4.600%	23,843.50	15,271.27	0.00	N/A	11/11/25	--	6,220,043.34	6,204,772.07	10/11/25
37	410931623	SS	Lincoln	CA	Actual/360	4.580%	26,788.93	10,802.63	0.00	N/A	11/11/25	--	7,018,934.13	7,008,131.50	10/11/25
39	303161041	RT	Euless	TX	Actual/360	4.825%	23,891.37	5,941,895.30	0.00	N/A	12/01/25	--	5,941,895.30	0.00	10/01/25
40	28000817	RT	Mount Prospect	IL	Actual/360	4.727%	22,659.56	11,157.46	0.00	N/A	12/06/25	--	5,752,373.30	5,741,215.84	10/06/25
41	304101479	SS	Lafayette	CA	Actual/360	4.660%	22,060.72	10,462.17	0.00	N/A	11/06/25	--	5,680,870.89	5,670,408.72	10/06/25
42	303161040	RT	Grand Prairie	TX	Actual/360	4.825%	22,465.02	10,684.16	0.00	N/A	12/01/25	--	5,587,155.31	5,576,471.15	10/01/25
43	303161042	RT	Pearland	TX	Actual/360	4.825%	21,840.99	5,431,956.44	0.00	N/A	12/01/25	--	5,431,956.44	0.00	10/01/25
44	410923409	SS	Pittsburg	CA	Actual/360	4.520%	18,574.21	12,152.19	0.00	N/A	12/01/25	--	4,931,205.54	4,919,053.35	10/01/25
47	303161044	MF	Oklahoma City	OK	Actual/360	4.733%	19,841.34	8,532.62	0.00	N/A	12/01/25	--	5,030,552.90	5,022,020.28	10/01/25
48	410931893	MF	Westland	MI	Actual/360	4.220%	15,660.59	9,338.86	0.00	N/A	11/11/25	--	4,453,249.21	4,443,910.35	10/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
49	28000816	RT	Dover	DE	Actual/360	4.860%	16,650.03	4,111,117.96	0.00	N/A	11/06/25	--	4,111,117.96	0.00	10/06/25
50	28000820	RT	York	PA	Actual/360	4.850%	16,550.76	9,675.52	0.00	N/A	12/06/25	--	4,095,033.56	4,085,358.04	10/06/25
51	28000813	OF	Boca Raton	FL	Actual/360	4.686%	19,134.50	0.00	0.00	N/A	11/06/25	--	4,900,000.00	4,900,000.00	10/06/25
52	304101465	MU	Hollywood	FL	Actual/360	4.280%	16,406.67	0.00	0.00	N/A	11/06/25	--	4,600,000.00	4,600,000.00	10/06/25
53	28000818	RT	Reynoldsburg	OH	Actual/360	4.850%	14,919.00	8,721.59	0.00	N/A	12/06/25	--	3,691,297.93	3,682,576.34	10/06/25
54	410921159	SS	Manteca	CA	Actual/360	4.520%	12,971.25	8,486.44	0.00	N/A	12/01/25	--	3,443,693.60	3,435,207.16	10/01/25
55	410931361	SS	Fort Worth	TX	Actual/360	4.780%	13,815.23	7,201.57	0.00	N/A	11/11/25	--	3,468,257.68	3,461,056.11	10/11/25
56	410930551	SS	Baton Rouge	LA	Actual/360	4.600%	11,874.87	7,605.62	0.00	N/A	11/11/25	--	3,097,793.26	3,090,187.64	10/11/25
58	28000808	RT	Grove	OK	Actual/360	5.280%	15,862.00	0.00	0.00	11/06/25	11/06/30	--	3,605,000.00	3,605,000.00	10/06/25
59	28000819	RT	Dyersburg	TN	Actual/360	4.850%	10,489.92	2,595,443.81	0.00	N/A	12/06/25	10/06/25	2,595,443.81	0.00	10/06/25
63	410921185	SS	Sacramento	CA	Actual/360	4.510%	7,961.99	5,227.28	0.00	N/A	12/01/25	--	2,118,488.54	2,113,261.26	10/01/25
64	28000814	RT	Highland Heights	OH	Actual/360	4.758%	7,148.39	4,338.46	0.00	N/A	11/06/25	--	1,802,871.46	1,798,533.00	10/06/25
66	410931581	MF	Whitehall	PA	Actual/360	4.630%	4,339.96	2,733.57	0.00	N/A	12/11/25	--	1,124,827.98	1,122,094.41	10/11/25
67	28000812	RT	Farmington	IL	Actual/360	5.160%	3,829.15	0.00	0.00	11/06/25	11/06/30	--	890,500.00	890,500.00	10/06/25
68	28000807	RT	Rice	MN	Actual/360	5.140%	3,480.21	0.00	0.00	12/06/25	12/06/30	--	812,500.00	812,500.00	10/06/25
69	28000805	RT	Bloomington	IL	Actual/360	5.150%	3,486.98	0.00	0.00	11/06/25	11/06/30	--	812,500.00	812,500.00	10/06/25
70	28000824	RT	Gordonville	MO	Actual/360	5.200%	3,323.67	0.00	0.00	12/06/25	12/06/30	--	767,000.00	767,000.00	10/06/25
71	28000806	RT	Troy	MO	Actual/360	5.140%	3,146.11	0.00	0.00	11/06/25	11/06/30	--	734,500.00	734,500.00	10/06/25
Totals							1,668,640.15	149,483,608.75	0.00				445,618,795.50	296,135,186.75
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	18,430,962.35	9,036,747.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,783,386.34	9,905,298.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	18,183,025.00	9,403,560.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,446,059.00	2,208,402.78	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,096,171.59	1,044,985.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,527,735.74	963,925.88	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,604,411.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(186,312.00)	(42,371.78)	01/01/25	03/31/25	06/11/25	16,397,865.00	679,690.64	0.00	0.00	0.00	450.00
20	2,373,188.04	1,234,826.79	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	970,119.31	678,275.74	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,471,590.79	720,745.89	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,947,308.05	915,757.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	9,491.29	0.00
30	1,223,520.60	643,669.69	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	988,153.03	550,597.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,099,590.01	589,691.83	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	806,854.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	748,687.49	362,871.37	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	932,564.00	466,801.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	719,260.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	855,585.73	221,937.03	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	575,805.53	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	723,008.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	668,057.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,076,284.25	530,962.45	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	765,076.96	409,622.07	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,088,473.86	599,310.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	5,989.57	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	810,695.69	363,892.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	411,280.00	205,640.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	456,679.06	277,828.69	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	973,726.34	518,534.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	386,881.59	193,441.28	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	815,312.85	396,760.45	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	438,921.25	205,870.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	365,104.04	192,986.46	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	353,499.04	176,749.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	584,315.95	321,013.77	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	162,436.66	67,356.04	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
66	269,256.41	142,570.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
67	89,738.58	44,869.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
68	82,683.77	41,342.37	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
69	82,147.36	41,073.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
70	77,464.20	38,732.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
71	73,797.60	36,898.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	79,776,703.81	44,286,983.39				16,397,865.00	679,690.64	0.00	0.00	15,480.86	450.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	303161047	65,633,174.98	Payoff Prior to Maturity	0.00	0.00
14	305200014	22,653,492.32	Payoff Prior to Maturity	0.00	0.00
16	304101485	19,517,524.03	Payoff Prior to Maturity	0.00	0.00
17	28000825	15,567,533.29	Payoff Prior to Maturity	0.00	0.00
32	28000801	7,355,680.86	Payoff Prior to Maturity	0.00	0.00
39	303161041	5,930,532.78	Payoff Prior to Maturity	0.00	0.00
43	303161042	5,421,569.06	Payoff Prior to Maturity	0.00	0.00
49	28000816	4,101,353.08	Payoff Prior to Maturity	0.00	0.00
Totals		146,180,860.40		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	146,180,860.40	4.673835%	4.640647%	1
09/17/25	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4	79,165,785.19	4.643370%	4.615394%	2
08/15/25	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3	39,240,659.60	4.681354%	4.653592%	3
07/17/25	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.665265%	4.637290%	4
06/17/25	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	2	52,703,471.13	4.665287%	4.637322%	5
05/16/25	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.680965%	4.651894%	6
04/17/25	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.678842%	4.649635%	7
03/17/25	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.678858%	4.649660%	8
02/18/25	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.678881%	4.649692%	9
01/17/25	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.678897%	4.649716%	10
12/17/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.678912%	4.649740%	11
11/18/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,910,000.00	4.678930%	4.649766%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	303161032	02/01/23	31	5	0.00	0.00	788.32	15,500,000.00	09/28/22	13
Totals					0.00	0.00	788.32	15,500,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		34,403,983	18,903,983	15,500,000		0
0 - 6 Months		254,109,204	254,109,204	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		7,622,000	7,622,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	296,135,187	280,635,187	0	0	15,500,000	0
Sep-25	445,618,796	430,118,796	0	0	15,500,000	0
Aug-25	540,732,457	525,232,457	0	0	15,500,000	0
Jul-25	601,616,905	586,116,905	0	0	15,500,000	0
Jun-25	602,584,499	587,084,499	0	0	15,500,000	0
May-25	656,270,498	640,770,498	0	0	15,500,000	0
Apr-25	693,600,293	678,100,293	0	0	15,500,000	0
Mar-25	694,640,585	679,140,585	0	0	15,500,000	0
Feb-25	695,897,842	680,397,842	0	0	15,500,000	0
Jan-25	696,928,891	681,428,891	0	0	15,500,000	0
Dec-24	697,955,793	682,455,793	0	0	15,500,000	0
Nov-24	699,052,690	683,552,690	0	0	15,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	303161032	15,500,000.00	15,500,000.00	1,300,000.00	05/09/25	(92,304.79)	(0.54060)	03/31/25	10/01/25	I/O
Totals		15,500,000.00	15,500,000.00	1,300,000.00		(92,304.79)

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	303161032	OF	CO	09/28/22	13
Special Servicer is working with Ground Lessor on Settlement Agreement and transfer of Property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	304101463	29,120,238.14	4.97000%	28,941,937.26 4.97000%		1	07/15/20	07/06/20	--
Totals		29,120,238.14		28,941,937.26
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
46	28000802 12/16/22	4,654,430.08	5,900,000.00	6,033,842.22	615,658.59	6,033,842.22	5,418,183.63	0.00	0.00	20,921.16	(20,921.16)	0.38%
61	303161034 02/18/21	2,731,838.09	5,400,000.00	2,992,005.97	100,929.28	2,992,005.97	2,891,076.69	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,386,268.17	11,300,000.00	9,025,848.19	716,587.87	9,025,848.19	8,309,260.32	0.00	0.00	20,921.16	(20,921.16)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/20/25	0.00	(7,134.63)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(7,336.95)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(6,866.72)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(6,598.43)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(6,734.00)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(6,488.00)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(6,675.91)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(5,436.74)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(5,426.07)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(5,403.36)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(5,378.82)	0.00	0.00	0.00	0.00	0.00	0.00
46	28000802	12/27/22	0.00	0.00	0.00	0.00	(20,921.16)	0.00	0.00	0.00	0.00
61	303161034	02/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(7,134.63)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(69,479.63)	0.00	0.00	(20,921.16)	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	55,670.83	13,449.40	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	59,657.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	54,537.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	114,195.84	0.00	0.00	55,670.83	13,449.40	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		186,816.07

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27